Quarterly Holdings Report
for
Fidelity® Climate Action Fund
August 31, 2021
CLA-NPRT1-1021
1.9901892.100
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.1%
Cellnex Telecom SA (a)	3,939	269,757
Interactive Media & Services - 4.2%
Alphabet, Inc. Class A (b)	190	549,851
TOTAL COMMUNICATION SERVICES		819,608
CONSUMER DISCRETIONARY - 12.6%
Automobiles - 2.3%
Tesla, Inc. (b)	117	86,079
Toyota Motor Corp.	2,330	202,928
XPeng, Inc. ADR (b)	300	12,750
		301,757
Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Holdings, Inc. (b)	1,059	132,227
Household Durables - 1.3%
Sony Group Corp.	1,613	166,777
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc. (b)	303	65,527
thredUP, Inc. (b)	972	18,633
		84,160
Specialty Retail - 2.4%
The Home Depot, Inc.	961	313,459
Textiles, Apparel & Luxury Goods - 4.9%
adidas AG	574	203,630
Kering SA	207	164,736
NIKE, Inc. Class B	1,645	270,997
		639,363
TOTAL CONSUMER DISCRETIONARY		1,637,743
CONSUMER STAPLES - 3.5%
Food Products - 0.2%
AppHarvest, Inc. (b)	267	2,243
Bakkafrost	144	12,657
Beyond Meat, Inc. (b)	100	11,964
Oatly Group AB ADR (b)	362	6,596
		33,460
Household Products - 1.3%
Colgate-Palmolive Co.	2,119	165,176
Personal Products - 2.0%
L'Oreal SA	560	262,041
TOTAL CONSUMER STAPLES		460,677
ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Aspen Aerogels, Inc. (b)	1,011	44,231
FINANCIALS - 11.7%
Banks - 1.8%
Amalgamated Financial Corp.	7,622	118,522
KBC Groep NV	1,368	115,233
		233,755
Capital Markets - 7.8%
Impax Asset Management Group PLC	5,339	86,469
Morgan Stanley	2,726	284,676
Morningstar, Inc.	619	165,886
MSCI, Inc.	454	288,099
S&P Global, Inc.	435	193,062
		1,018,192
Consumer Finance - 2.1%
American Express Co.	1,603	266,034
TOTAL FINANCIALS		1,517,981
HEALTH CARE - 8.0%
Health Care Equipment & Supplies - 1.8%
Danaher Corp.	712	230,802
Life Sciences Tools & Services - 3.1%
Agilent Technologies, Inc.	1,420	249,167
Mettler-Toledo International, Inc. (b)	97	150,625
		399,792
Pharmaceuticals - 3.1%
Roche Holding AG (participation certificate)	603	242,138
Sanofi SA	1,612	167,065
		409,203
TOTAL HEALTH CARE		1,039,797
INDUSTRIALS - 20.8%
Aerospace & Defense - 0.9%
Hexcel Corp. (b)	2,140	121,359
Building Products - 4.0%
Carrier Global Corp.	3,193	183,917
Nibe Industrier AB (B Shares)	9,712	135,391
Trane Technologies PLC	1,027	203,860
		523,168
Commercial Services & Supplies - 2.3%
Aker Carbon Capture A/S (b)	27,251	70,617
Montrose Environmental Group, Inc. (b)	1,788	89,400
Tetra Tech, Inc.	954	137,223
		297,240
Construction & Engineering - 0.9%
Aker Offshore Wind A/S (b)	47,114	26,553
Arcadis NV	1,652	81,847
		108,400
Electrical Equipment - 7.7%
Acuity Brands, Inc.	893	164,785
Ceres Power Holdings PLC (b)	2,193	35,547
Eaton Corp. PLC	887	149,335
Generac Holdings, Inc. (b)	295	128,909
Schneider Electric SA	1,229	219,581
Siemens Gamesa Renewable Energy SA (b)	2,980	88,353
Vestas Wind Systems A/S	5,427	219,124
		1,005,634
Machinery - 3.1%
Chart Industries, Inc. (b)	296	55,760
Deere & Co.	496	187,503
Kadant, Inc.	523	109,370
Kornit Digital Ltd. (b)	421	54,886
		407,519
Professional Services - 1.9%
KBR, Inc.	1,551	60,396
Thomson Reuters Corp.	1,605	187,560
		247,956
TOTAL INDUSTRIALS		2,711,276
INFORMATION TECHNOLOGY - 23.4%
Electronic Equipment & Components - 0.9%
Trimble, Inc. (b)	1,209	113,912
IT Services - 4.3%
Amadeus IT Holding SA Class A (b)	1,510	92,213
MasterCard, Inc. Class A	565	195,620
PayPal Holdings, Inc. (b)	963	277,980
		565,813
Semiconductors & Semiconductor Equipment - 6.7%
Aixtron AG	4,087	117,892
Allegro MicroSystems LLC (b)	1,938	58,237
Enphase Energy, Inc. (b)	435	75,573
Infineon Technologies AG	3,079	131,097
NVIDIA Corp.	1,501	335,999
SolarEdge Technologies, Inc. (b)	520	150,686
		869,484
Software - 11.5%
Adobe, Inc. (b)	358	237,605
Autodesk, Inc. (b)	840	260,476
Microsoft Corp.	2,375	716,963
Salesforce.com, Inc. (b)	1,043	276,677
		1,491,721
TOTAL INFORMATION TECHNOLOGY		3,040,930
MATERIALS - 5.5%
Chemicals - 5.0%
Air Products & Chemicals, Inc.	262	70,612
Aker Clean Hydrogen A/S (b)	50,714	40,190
Albemarle Corp. U.S.	335	79,308
Koninklijke DSM NV	1,201	255,609
Sika AG	268	96,606
Wacker Chemie AG	620	109,334
		651,659
Metals & Mining - 0.5%
MP Materials Corp. (b)	968	32,496
Thyssenkrupp AG	2,789	31,067
		63,563
TOTAL MATERIALS		715,222
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Prologis (REIT), Inc.	1,779	239,560
UTILITIES - 3.7%
Electric Utilities - 2.3%
Iberdrola SA	9,417	116,691
ORSTED A/S (a)	1,146	182,139
		298,830
Independent Power and Renewable Electricity Producers - 1.4%
Brookfield Renewable Corp.	2,773	121,485
EDP Renovaveis SA	1,201	31,935
Ormat Technologies, Inc.	319	22,690
		176,110
TOTAL UTILITIES		474,940
TOTAL COMMON STOCKS (Cost $12,092,811)		12,701,965

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c) (Cost $387,648)	387,570	387,648

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $12,480,459)	13,089,613
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(81,295)
NET ASSETS - 100.0%	13,008,318

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $451,896 or 3.5% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	4,794,569	4,406,921	49	-	-	387,648	0.0%
Total	-	4,794,569	4,406,921	49	-	-	387,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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